CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit before taxes		€ 1,957	€ 1,382	€ 695
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation		715	693	665
Amortisation of intangible assets		101	89	62
Share-based payment expense		33	16	14
Finance costs, net		114	129	111
Income taxes paid		(415)	(306)	(273)
Changes in assets and liabilities:
(Increase)/decrease in trade and other receivables		(282)	(242)	208
(Increase)/decrease in inventories		(244)	(1)	34
Increase in trade and other payables		885	507	53
(Decrease)/increase in net payable receivable from related parties		(15)	8	(112)
Increase/(decrease) in provisions		37	(116)	43
Change in other operating assets and liabilities	[1]	46	(42)	(10)
Net cash flows from operating activities		2,932	2,117	1,490
Cash flows from investing activities:
Acquisition of bottling operations, net of cash acquired		0	(5,401)	0
Purchases of property, plant and equipment		(500)	(349)	(348)
Purchases of capitalised software		(103)	(97)	(60)
Proceeds from sales of property, plant and equipment		11	25	49
Proceeds from sales of intangible assets		143	0	0
Net proceeds/(payments) of short-term investments		(207)	198	0
Investments in equity instruments		(2)	(4)	(11)
Proceeds from sale of equity instruments		13	25	0
Other investing activity, net		0	(2)	0
Net cash flows used in investing activities		(645)	(5,605)	(370)
Cash flows from financing activities:
Proceeds from borrowings, net		0	4,877	1,598
Changes in short-term borrowings		(285)	276	(221)
Repayments on third party borrowings		(938)	(950)	(569)
Payments of principal on lease obligations		(153)	(139)	(116)
Interest paid, net		(130)	(97)	(91)
Dividends paid		(763)	(638)	(386)
Purchase of own shares under share buyback programme		0	0	(129)
Exercise of employee share options		13	28	14
Transactions with non-controlling interests		0	(73)	0
Other financing activities, net		(20)	5	0
Net cash flows (used in)/from financing activities		(2,276)	3,289	100
Net change in cash and cash equivalents		11	(199)	1,220
Net effect of currency exchange rate changes on cash and cash equivalents		(31)	83	(13)
Cash and cash equivalents at beginning of period		1,407	1,523	316
Cash and cash equivalents at end of period		€ 1,387	€ 1,407	€ 1,523

[1]	Amounts include €252 million in cash proceeds received in December 2022 from the regional tax authorities in Bizkaia (Basque region) in connection with an ongoing dispute regarding historical VAT amounts related to the period 2013-2016. Refer to Note 25 for additional information.